Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	At the market offering	Jimmy's Cannabis	Fab Nutrition, LLC (FABCBD)	Nuleaf Naturals LLC	Queen Of Bud	Attributable to owners of the Company	Attributable to owners of the Company At the market offering	Attributable to owners of the Company Jimmy's Cannabis	Attributable to owners of the Company Fab Nutrition, LLC (FABCBD)	Attributable to owners of the Company Nuleaf Naturals LLC	Attributable to owners of the Company Queen Of Bud	Share capital	Share capital At the market offering	Share capital Jimmy's Cannabis	Share capital Fab Nutrition, LLC (FABCBD)	Share capital Queen Of Bud	Warrants	Contributed surplus	Equity portion of convertible debt	Accumulated other comprehensive income (loss)	Accumulated deficit	Accumulated deficit Fab Nutrition, LLC (FABCBD)	Accumulated deficit Nuleaf Naturals LLC	NCI	NCI Fab Nutrition, LLC (FABCBD)	NCI Nuleaf Naturals LLC
Opening balance at Oct. 31, 2022	$ 162,033						$ 156,350						$ 279,513					$ 15,497	$ 23,051	$ 717	$ 5,665	$ (168,093)			$ 5,683
Issued to pay fees in shares	278						278						278
Acquisition			$ 4,932	$ 729					$ 4,932	$ 2,198					$ 4,932	$ 729							$ 1,469			$ (1,469)
Issuance of shares through ATM		$ 2,442						$ 2,442						$ 2,442
Share-based compensation	5,034						5,034												5,034
Share issuance costs	(28)						(28)						(28)
Exercise options	68						68						161						(93)
Warrants expired	0						0											(2,757)	2,757
Partner distributions	(462)						0																		(462)
Cumulative translation adjustment	2,027						2,027														2,027
Adjustment for foreign exchange on impairment	(2,435)						(2,435)														(2,435)
Net loss for the period	(40,952)						(39,310)															(39,310)			(1,642)
Closing balance at Oct. 31, 2023	133,666						131,556						288,027					12,740	30,749	717	5,257	(205,934)			2,110
Issued to pay fees in shares	1,331						1,331						1,331
TSX Bond Issuance	800						800						800
Acquisition					$ 0	$ 900					$ 196	$ 900					$ 900							$ 196			$ (196)
Issuance of share for settlement of convertible debentures	5,025						5,025						5,025
Settlement of Convertible Debenture	0						0													(192)		192
Issuance of shares through ATM		$ 3,154						$ 3,154						$ 3,154
Revaluation of Convertible Debt	0						0													(525)		525
Share-based compensation	2,975						2,975												2,975
Share issuance costs	(97)						(97)						(97)
RSUs vested	0						0						929						(929)
Warrants exercised	285						285						358					(100)	27
Exercise options	111						111						216						(105)
Warrants expired	0						0											(8,008)	8,008
Settlement of escrow shares	(218)						(218)												(218)
Partner distributions	(200)						0																		(200)
Cumulative translation adjustment	1,591						1,591														1,591
Net loss for the period	(3,811)						(4,337)															(4,337)			526
Closing balance at Oct. 31, 2024	$ 145,512						$ 143,272						$ 300,643					$ 4,632	$ 40,507	$ 0	$ 6,848	$ (209,358)			$ 2,240